Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	48 Months Ended
	Jan. 31, 2026	Jan. 31, 2026
C000242613_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Sustainable U.S. Market Fund
C000242613_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000242613_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,866
C000242613_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,911
C000242613_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,496
C000242613_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA IMI ESG Focus Dynamic Weighted Index
C000242613_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242613_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,801
C000242613_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,826
C000242613_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,048
C000242613_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Index℠
C000242613_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242613_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,868
C000242613_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,987
C000242613_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 17,287